Compensation Plans (Amounts Recognized For Share-Based Payment Transactions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Plans [Abstract]
Compensation Costs Recorded for Cash-Settled Transactions	$ 42	$ 28	$ 36
Compensation Costs Recorded for Equity-Settled Transactions	5		2
Total Compensation Costs	47	28	38
Less: Total Compensation Costs Capitalized	(14)	(14)	(11)
Total Compensation Expense	33	14	27
Liability for Unvested Cash-Settled Share-Based Payment Transactions	85	69	76
Liability for Vested Cash-Settled Share-Based Payment Transactions	71	86	148
Liability for Cash-Settled Share-Based Payment Transactions	$ 156	$ 155	$ 224